STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.1%
Common Stocks — 97.7%
Aerospace & Defense — 2.0%
Arconic, Inc.	69,992	$1,124,072
Boeing Co. (The)(a)	93,536	13,949,959
General Dynamics Corp.	41,300	5,464,403
Huntington Ingalls Industries, Inc.	7,600	1,384,796
L3Harris Technologies, Inc.	38,980	7,021,078
Lockheed Martin Corp.	43,758	14,831,774
Northrop Grumman Corp.	27,726	8,388,501
Raytheon Co.	49,418	6,481,171
Textron, Inc.	41,450	1,105,471
TransDigm Group, Inc.	8,800	2,817,672
United Technologies Corp.	142,767	13,467,211
		76,036,108
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	24,100	1,595,420
Expeditors International of Washington, Inc.	30,100	2,008,272
FedEx Corp.(a)	42,640	5,170,526
United Parcel Service, Inc. (Class B Stock)	123,600	11,546,712
		20,320,930
Airlines — 0.2%
Alaska Air Group, Inc.	22,000	626,340
American Airlines Group, Inc.(a)	70,100	854,519
Delta Air Lines, Inc.(a)	101,200	2,887,236
Southwest Airlines Co.	83,137	2,960,509
United Airlines Holdings, Inc.*(a)	38,800	1,224,140
		8,552,744
Auto Components — 0.1%
Aptiv PLC	44,900	2,210,876
BorgWarner, Inc.	37,000	901,690
		3,112,566
Automobiles — 0.2%
Ford Motor Co.(a)	682,959	3,298,692
General Motors Co.	221,200	4,596,536
Harley-Davidson, Inc.(a)	28,400	537,612
		8,432,840
Banks — 4.0%
Bank of America Corp.	1,421,982	30,188,678
Citigroup, Inc.	384,422	16,191,854
Citizens Financial Group, Inc.	77,400	1,455,894
Comerica, Inc.	25,850	758,439
Fifth Third Bancorp	127,749	1,897,073
First Republic Bank	29,600	2,435,488
Huntington Bancshares, Inc.	183,075	1,503,046
JPMorgan Chase & Co.	551,795	49,678,104
KeyCorp	177,600	1,841,712
M&T Bank Corp.	23,700	2,451,291
People’s United Financial, Inc.(a)	77,900	860,795
PNC Financial Services Group, Inc. (The)	77,593	7,427,202
Regions Financial Corp.	175,312	1,572,549
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
SVB Financial Group*(a)	9,300	$1,405,044
Truist Financial Corp.(a)	235,226	7,254,370
U.S. Bancorp	250,481	8,629,070
Wells Fargo & Co.	677,076	19,432,081
Zions Bancorp NA(a)	31,700	848,292
		155,830,982
Beverages — 1.8%
Brown-Forman Corp. (Class B Stock)(a)	32,025	1,777,708
Coca-Cola Co. (The)	678,350	30,016,988
Constellation Brands, Inc. (Class A Stock)	29,700	4,257,792
Molson Coors Beverage Co. (Class B Stock)(a)	33,200	1,295,132
Monster Beverage Corp.*(a)	68,300	3,842,558
PepsiCo, Inc.	245,294	29,459,809
		70,649,987
Biotechnology — 2.4%
AbbVie, Inc.(a)	260,200	19,824,638
Alexion Pharmaceuticals, Inc.*	39,200	3,519,768
Amgen, Inc.	104,694	21,224,614
Biogen, Inc.*	31,815	10,065,630
Gilead Sciences, Inc.	222,600	16,641,576
Incyte Corp.*	31,400	2,299,422
Regeneron Pharmaceuticals, Inc.*	14,230	6,948,367
Vertex Pharmaceuticals, Inc.*	45,500	10,826,725
		91,350,740
Building Products — 0.3%
A.O. Smith Corp.	24,800	937,688
Allegion PLC(a)	16,533	1,521,367
Fortune Brands Home & Security, Inc.	25,100	1,085,575
Johnson Controls International PLC	137,115	3,696,620
Masco Corp.(a)	51,230	1,771,021
Trane Technologies PLC	42,200	3,485,298
		12,497,569
Capital Markets — 2.6%
Ameriprise Financial, Inc.	22,750	2,331,420
Bank of New York Mellon Corp. (The)	148,949	5,016,602
BlackRock, Inc.(a)	20,740	9,124,978
Cboe Global Markets, Inc.	19,800	1,767,150
Charles Schwab Corp. (The)(a)	200,500	6,740,810
CME Group, Inc.	63,310	10,946,932
E*TRADE Financial Corp.	41,210	1,414,327
Franklin Resources, Inc.(a)	50,800	847,852
Goldman Sachs Group, Inc. (The)	56,120	8,675,591
Intercontinental Exchange, Inc.	97,990	7,912,693
Invesco Ltd.(a)	70,800	642,864
MarketAxess Holdings, Inc.	6,700	2,228,219
Moody’s Corp.	28,620	6,053,130
Morgan Stanley	216,110	7,347,740
MSCI, Inc.(a)	14,900	4,305,504
Nasdaq, Inc.	20,100	1,908,495
Northern Trust Corp.(a)	37,500	2,829,750
A1

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Raymond James Financial, Inc.(a)	22,600	$1,428,320
S&P Global, Inc.	43,080	10,556,754
State Street Corp.	65,075	3,466,545
T. Rowe Price Group, Inc.(a)	41,100	4,013,415
		99,559,091
Chemicals — 1.7%
Air Products & Chemicals, Inc.	38,800	7,744,868
Albemarle Corp.(a)	18,600	1,048,482
Celanese Corp.	21,400	1,570,546
CF Industries Holdings, Inc.	39,800	1,082,560
Corteva, Inc.	132,356	3,110,366
Dow, Inc.(a)	130,222	3,807,691
DuPont de Nemours, Inc.	130,056	4,434,910
Eastman Chemical Co.	24,400	1,136,552
Ecolab, Inc.	44,400	6,918,852
FMC Corp.	23,150	1,891,124
International Flavors & Fragrances, Inc.(a)	18,740	1,912,979
Linde PLC (United Kingdom)	94,600	16,365,800
LyondellBasell Industries NV (Class A Stock)	45,400	2,253,202
Mosaic Co. (The)	60,800	657,856
PPG Industries, Inc.(a)	41,500	3,469,400
Sherwin-Williams Co. (The)	14,500	6,663,040
		64,068,228
Commercial Services & Supplies — 0.4%
Cintas Corp.	14,900	2,580,978
Copart, Inc.*	35,900	2,459,868
Republic Services, Inc.	37,435	2,809,871
Rollins, Inc.	24,750	894,465
Waste Management, Inc.(a)	69,130	6,398,673
		15,143,855
Communications Equipment — 1.0%
Arista Networks, Inc.*(a)	9,600	1,944,480
Cisco Systems, Inc.	746,275	29,336,070
F5 Networks, Inc.*	11,000	1,172,930
Juniper Networks, Inc.	59,700	1,142,658
Motorola Solutions, Inc.(a)	30,127	4,004,481
		37,600,619
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	23,800	1,886,626
Quanta Services, Inc.	26,200	831,326
		2,717,952
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	11,000	2,081,530
Vulcan Materials Co.	23,300	2,518,031
		4,599,561
Consumer Finance — 0.5%
American Express Co.	118,500	10,144,785
Capital One Financial Corp.	82,069	4,137,919
Discover Financial Services	55,805	1,990,564
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Synchrony Financial	100,830	$1,622,355
		17,895,623
Containers & Packaging — 0.3%
Amcor PLC(a)	284,200	2,307,704
Avery Dennison Corp.	14,900	1,517,863
Ball Corp.(a)	57,800	3,737,348
International Paper Co.	70,167	2,184,299
Packaging Corp. of America	16,700	1,450,061
Sealed Air Corp.	28,620	707,200
Westrock Co.	45,261	1,279,076
		13,183,551
Distributors — 0.1%
Genuine Parts Co.	25,925	1,745,530
LKQ Corp.*	55,100	1,130,101
		2,875,631
Diversified Consumer Services — 0.0%
H&R Block, Inc.	35,900	505,472
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*(a)	344,060	62,904,490
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	1,284,971	37,456,904
CenturyLink, Inc.(a)	172,143	1,628,473
Verizon Communications, Inc.(a)	727,538	39,090,617
		78,175,994
Electric Utilities — 2.2%
Alliant Energy Corp.	42,000	2,028,180
American Electric Power Co., Inc.	87,440	6,993,451
Duke Energy Corp.(a)	128,748	10,413,138
Edison International	62,900	3,446,291
Entergy Corp.	35,000	3,288,950
Evergy, Inc.	40,700	2,240,535
Eversource Energy	57,200	4,473,612
Exelon Corp.	170,573	6,278,792
FirstEnergy Corp.	94,780	3,797,835
NextEra Energy, Inc.	86,075	20,711,366
NRG Energy, Inc.	46,400	1,264,864
Pinnacle West Capital Corp.	20,200	1,530,958
PPL Corp.	135,000	3,331,800
Southern Co. (The)	185,200	10,026,728
Xcel Energy, Inc.	91,995	5,547,299
		85,373,799
Electrical Equipment — 0.4%
AMETEK, Inc.	40,200	2,895,204
Eaton Corp. PLC	72,761	5,652,802
Emerson Electric Co.	107,200	5,108,080
Rockwell Automation, Inc.(a)	20,420	3,081,582
		16,737,668
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	52,300	3,811,624
CDW Corp.	25,200	2,350,404

A2

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Corning, Inc.(a)	134,900	$2,770,846
FLIR Systems, Inc.	24,100	768,549
IPG Photonics Corp.*	6,600	727,848
Keysight Technologies, Inc.*	33,300	2,786,544
TE Connectivity Ltd.	59,000	3,715,820
Zebra Technologies Corp. (Class A Stock)*	9,500	1,744,200
		18,675,835
Energy Equipment & Services — 0.2%
Baker Hughes Co.	114,048	1,197,504
Halliburton Co.(a)	154,000	1,054,900
Helmerich & Payne, Inc.	18,900	295,785
National Oilwell Varco, Inc.	68,400	672,372
Schlumberger Ltd.	242,798	3,275,345
TechnipFMC PLC (United Kingdom)	74,200	500,108
		6,996,014
Entertainment — 2.0%
Activision Blizzard, Inc.	135,700	8,071,436
Electronic Arts, Inc.*	51,500	5,158,755
Live Nation Entertainment, Inc.*(a)	24,800	1,127,408
Netflix, Inc.*	77,090	28,947,295
Take-Two Interactive Software, Inc.*	20,000	2,372,200
Walt Disney Co. (The)	317,072	30,629,155
		76,306,249
Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.(a)	21,480	2,944,049
American Tower Corp.	78,000	16,984,500
Apartment Investment & Management Co. (Class A Stock)	27,387	962,653
AvalonBay Communities, Inc.	24,518	3,608,314
Boston Properties, Inc.	25,300	2,333,419
Crown Castle International Corp.	73,500	10,613,400
Digital Realty Trust, Inc.	42,300	5,875,893
Duke Realty Corp.	64,500	2,088,510
Equinix, Inc.	15,165	9,471,604
Equity Residential	61,300	3,782,823
Essex Property Trust, Inc.	11,670	2,570,201
Extra Space Storage, Inc.	22,800	2,183,328
Federal Realty Investment Trust	12,400	925,164
Healthpeak Properties, Inc.	85,800	2,046,330
Host Hotels & Resorts, Inc.(a)	127,426	1,406,783
Iron Mountain, Inc.(a)	50,830	1,209,754
Kimco Realty Corp.(a)	74,500	720,415
Mid-America Apartment Communities, Inc.	20,100	2,070,903
Prologis, Inc.	130,328	10,474,461
Public Storage	26,750	5,312,818
Realty Income Corp.	57,200	2,851,992
Regency Centers Corp.(a)	29,700	1,141,371
SBA Communications Corp.	19,830	5,353,505
Simon Property Group, Inc.(a)	53,861	2,954,814
SL Green Realty Corp.(a)	14,900	642,190
UDR, Inc.	51,400	1,878,156
Ventas, Inc.	65,404	1,752,827
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Vornado Realty Trust	28,257	$1,023,186
Welltower, Inc.	71,200	3,259,536
Weyerhaeuser Co.	130,730	2,215,874
		110,658,773
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	77,792	22,180,833
Kroger Co. (The)	140,700	4,237,884
Sysco Corp.(a)	89,500	4,083,885
Walgreens Boots Alliance, Inc.	131,500	6,016,125
Walmart, Inc.	249,600	28,359,552
		64,878,279
Food Products — 1.2%
Archer-Daniels-Midland Co.	97,938	3,445,459
Campbell Soup Co.(a)	30,600	1,412,496
Conagra Brands, Inc.(a)	85,400	2,505,636
General Mills, Inc.	106,000	5,593,620
Hershey Co. (The)	26,100	3,458,250
Hormel Foods Corp.(a)	48,800	2,276,032
J.M. Smucker Co. (The)(a)	20,100	2,231,100
Kellogg Co.	43,700	2,621,563
Kraft Heinz Co. (The)	109,237	2,702,523
Lamb Weston Holdings, Inc.	25,700	1,467,470
McCormick & Co., Inc.(a)	21,700	3,064,257
Mondelez International, Inc. (Class A Stock)	253,811	12,710,855
Tyson Foods, Inc. (Class A Stock)	51,800	2,997,666
		46,486,927
Gas Utilities — 0.0%
Atmos Energy Corp.	21,000	2,083,830
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories(a)	310,925	24,535,092
ABIOMED, Inc.*(a)	8,200	1,190,312
Align Technology, Inc.*	12,600	2,191,770
Baxter International, Inc.	90,300	7,331,457
Becton, Dickinson & Co.	47,749	10,971,288
Boston Scientific Corp.*	244,499	7,978,002
Cooper Cos., Inc. (The)	8,830	2,434,166
Danaher Corp.	112,600	15,584,966
DENTSPLY SIRONA, Inc.	39,300	1,526,019
Edwards Lifesciences Corp.*	37,050	6,988,371
Hologic, Inc.*	47,400	1,663,740
IDEXX Laboratories, Inc.*	15,200	3,682,048
Intuitive Surgical, Inc.*	20,390	10,097,332
Medtronic PLC	235,828	21,266,969
ResMed, Inc.	25,300	3,726,437
STERIS PLC	15,200	2,127,544
Stryker Corp.	56,870	9,468,286
Teleflex, Inc.	8,200	2,401,452
Varian Medical Systems, Inc.*(a)	16,200	1,663,092
Zimmer Biomet Holdings, Inc.	36,386	3,677,897
		140,506,240
Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	27,300	2,416,050

A3

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Anthem, Inc.	44,600	$10,125,984
Cardinal Health, Inc.(a)	52,575	2,520,446
Centene Corp.*	102,468	6,087,624
Cigna Corp.	65,652	11,632,221
CVS Health Corp.	229,199	13,598,377
DaVita, Inc.*(a)	16,800	1,277,808
HCA Healthcare, Inc.	47,000	4,222,950
Henry Schein, Inc.*	26,500	1,338,780
Humana, Inc.	23,500	7,379,470
Laboratory Corp. of America Holdings*	17,400	2,199,186
McKesson Corp.	32,307	4,369,845
Quest Diagnostics, Inc.(a)	23,800	1,911,140
UnitedHealth Group, Inc.	166,830	41,604,065
Universal Health Services, Inc. (Class B Stock)	14,800	1,466,384
		112,150,330
Health Care Technology — 0.1%
Cerner Corp.	55,100	3,470,749
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.(a)	70,300	925,851
Chipotle Mexican Grill, Inc.*(a)	4,540	2,970,976
Darden Restaurants, Inc.	21,550	1,173,613
Hilton Worldwide Holdings, Inc.	49,700	3,391,528
Las Vegas Sands Corp.	59,300	2,518,471
Marriott International, Inc. (Class A Stock)(a)	47,623	3,562,677
McDonald’s Corp.(a)	132,810	21,960,133
MGM Resorts International(a)	90,400	1,066,720
Norwegian Cruise Line Holdings Ltd.*(a)	37,500	411,000
Royal Caribbean Cruises Ltd.(a)	30,300	974,751
Starbucks Corp.	208,100	13,680,494
Wynn Resorts Ltd.	17,000	1,023,230
Yum! Brands, Inc.	53,100	3,638,943
		57,298,387
Household Durables — 0.3%
D.R. Horton, Inc.	59,600	2,026,400
Garmin Ltd.(a)	25,400	1,903,984
Leggett & Platt, Inc.	23,800	634,984
Lennar Corp. (Class A Stock)	49,900	1,906,180
Mohawk Industries, Inc.*	10,900	831,016
Newell Brands, Inc.	71,149	944,859
NVR, Inc.*	620	1,592,848
PulteGroup, Inc.	45,185	1,008,529
Whirlpool Corp.(a)	11,367	975,289
		11,824,089
Household Products — 1.9%
Church & Dwight Co., Inc.	43,100	2,766,158
Clorox Co. (The)(a)	22,300	3,863,475
Colgate-Palmolive Co.	151,300	10,040,268
Kimberly-Clark Corp.	60,688	7,760,174
Procter & Gamble Co. (The)	438,676	48,254,360
		72,684,435
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.	116,500	$1,584,400
Industrial Conglomerates — 1.3%
3M Co.	101,170	13,810,717
General Electric Co.	1,531,847	12,162,865
Honeywell International, Inc.	125,900	16,844,161
Roper Technologies, Inc.	18,300	5,706,123
		48,523,866
Insurance — 1.9%
Aflac, Inc.	129,200	4,423,808
Allstate Corp. (The)	57,428	5,267,870
American International Group, Inc.	152,629	3,701,253
Aon PLC(a)	41,325	6,820,278
Arthur J Gallagher & Co.	32,800	2,673,528
Assurant, Inc.	10,700	1,113,763
Chubb Ltd.	79,630	8,893,875
Cincinnati Financial Corp.	26,728	2,016,628
Everest Re Group Ltd.	7,200	1,385,424
Globe Life, Inc.(a)	17,575	1,264,873
Hartford Financial Services Group, Inc. (The)	63,300	2,230,692
Lincoln National Corp.	36,263	954,442
Loews Corp.(a)	46,026	1,603,086
Marsh & McLennan Cos., Inc.(a)	89,000	7,694,940
MetLife, Inc.	137,980	4,218,049
Principal Financial Group, Inc.(a)	45,700	1,432,238
Progressive Corp. (The)	103,400	7,635,056
Travelers Cos., Inc. (The)	45,598	4,530,161
Unum Group	37,456	562,214
W.R. Berkley Corp.	25,500	1,330,335
Willis Towers Watson PLC	22,800	3,872,580
		73,625,093
Interactive Media & Services — 5.1%
Alphabet, Inc. (Class A Stock)*	52,749	61,291,700
Alphabet, Inc. (Class C Stock)*	52,580	61,140,550
Facebook, Inc. (Class A Stock)*	423,320	70,609,776
Twitter, Inc.*	137,300	3,372,088
		196,414,114
Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.*	73,260	142,836,487
Booking Holdings, Inc.*	7,430	9,995,728
eBay, Inc.(a)	134,900	4,055,094
Expedia Group, Inc.	24,600	1,384,242
		158,271,551
IT Services — 5.4%
Accenture PLC (Class A Stock)	111,800	18,252,468
Akamai Technologies, Inc.*(a)	28,500	2,607,465
Alliance Data Systems Corp.	7,610	256,077
Automatic Data Processing, Inc.	76,460	10,450,553
Broadridge Financial Solutions, Inc.	20,500	1,944,015
Cognizant Technology Solutions Corp. (Class A Stock)	96,700	4,493,649
DXC Technology Co.(a)	45,350	591,817

A4

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Fidelity National Information Services, Inc.	107,800	$13,112,792
Fiserv, Inc.*	100,900	9,584,491
FleetCor Technologies, Inc.*	15,400	2,872,716
Gartner, Inc.*	15,700	1,563,249
Global Payments, Inc.	53,263	7,682,122
International Business Machines Corp.	155,925	17,296,760
Jack Henry & Associates, Inc.(a)	13,500	2,095,740
Leidos Holdings, Inc.	24,200	2,217,930
Mastercard, Inc. (Class A Stock)	156,200	37,731,672
Paychex, Inc.	55,950	3,520,374
PayPal Holdings, Inc.*	206,600	19,779,884
VeriSign, Inc.*	18,200	3,277,638
Visa, Inc. (Class A Stock)(a)	301,200	48,529,344
Western Union Co. (The)(a)	75,004	1,359,823
		209,220,579
Leisure Products — 0.0%
Hasbro, Inc.	22,350	1,599,142
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.(a)	54,782	3,923,487
Illumina, Inc.*	26,100	7,128,432
IQVIA Holdings, Inc.*	31,700	3,419,162
Mettler-Toledo International, Inc.*(a)	4,320	2,983,003
PerkinElmer, Inc.(a)	19,800	1,490,544
Thermo Fisher Scientific, Inc.	70,600	20,022,160
Waters Corp.*	11,600	2,111,780
		41,078,568
Machinery — 1.4%
Caterpillar, Inc.(a)	97,600	11,325,504
Cummins, Inc.	27,000	3,653,640
Deere & Co.	55,650	7,688,604
Dover Corp.	25,600	2,148,864
Flowserve Corp.	23,600	563,804
Fortive Corp.	51,900	2,864,361
IDEX Corp.	13,400	1,850,674
Illinois Tool Works, Inc.(a)	51,875	7,372,475
Ingersoll Rand, Inc.*(a)	58,837	1,459,158
PACCAR, Inc.	60,828	3,718,416
Parker-Hannifin Corp.	22,687	2,943,184
Pentair PLC	29,907	890,032
Snap-on, Inc.(a)	9,900	1,077,318
Stanley Black & Decker, Inc.	26,735	2,673,500
Westinghouse Air Brake Technologies Corp.	32,012	1,540,738
Xylem, Inc.	31,800	2,071,134
		53,841,406
Media — 1.3%
Charter Communications, Inc. (Class A Stock)*	27,640	12,059,608
Comcast Corp. (Class A Stock)(a)	798,592	27,455,593
Discovery, Inc. (Class A Stock)*(a)	28,000	544,320
Discovery, Inc. (Class C Stock)*	61,400	1,076,956
DISH Network Corp. (Class A Stock)*	45,075	901,049
Fox Corp. (Class A Stock)	62,166	1,468,983
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Fox Corp. (Class B Stock)	29,466	$674,182
Interpublic Group of Cos., Inc. (The)	68,962	1,116,495
News Corp. (Class A Stock)(a)	68,125	611,422
News Corp. (Class B Stock)	22,800	204,972
Omnicom Group, Inc.(a)	38,300	2,102,670
ViacomCBS, Inc. (Class B Stock)(a)	94,866	1,329,073
		49,545,323
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	254,512	1,717,956
Newmont Corp.(a)	143,803	6,511,400
Nucor Corp.(a)	53,900	1,941,478
		10,170,834
Multiline Retail — 0.5%
Dollar General Corp.	44,800	6,765,248
Dollar Tree, Inc.*	42,047	3,089,193
Kohl’s Corp.(a)	28,500	415,815
Macy’s, Inc.(a)	53,620	263,274
Nordstrom, Inc.(a)	20,000	306,800
Target Corp.	89,468	8,317,840
		19,158,170
Multi-Utilities — 1.1%
Ameren Corp.(a)	43,200	3,146,256
CenterPoint Energy, Inc.	88,110	1,361,299
CMS Energy Corp.	49,800	2,925,750
Consolidated Edison, Inc.	58,300	4,547,400
Dominion Energy, Inc.	145,340	10,492,095
DTE Energy Co.	33,700	3,200,489
NiSource, Inc.	65,500	1,635,535
Public Service Enterprise Group, Inc.	88,700	3,983,517
Sempra Energy	49,954	5,644,302
WEC Energy Group, Inc.	55,376	4,880,287
		41,816,930
Oil, Gas & Consumable Fuels — 2.4%
Apache Corp.(a)	62,650	261,877
Cabot Oil & Gas Corp.	75,300	1,294,407
Chevron Corp.	332,662	24,104,689
Concho Resources, Inc.(a)	35,300	1,512,605
ConocoPhillips	192,529	5,929,893
Devon Energy Corp.	70,100	484,391
Diamondback Energy, Inc.	28,300	741,460
EOG Resources, Inc.	102,100	3,667,432
Exxon Mobil Corp.	744,304	28,261,223
Hess Corp.(a)	45,475	1,514,317
HollyFrontier Corp.	26,200	642,162
Kinder Morgan, Inc.	341,643	4,755,671
Marathon Oil Corp.	137,994	454,000
Marathon Petroleum Corp.	113,887	2,690,011
Noble Energy, Inc.(a)	83,100	501,924
Occidental Petroleum Corp.(a)	156,728	1,814,910
ONEOK, Inc.	72,540	1,582,097
Phillips 66	78,464	4,209,594
Pioneer Natural Resources Co.	29,400	2,062,410
Valero Energy Corp.	72,200	3,274,992

A5

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Williams Cos., Inc. (The)	212,600	$3,008,290
		92,768,355
Personal Products — 0.2%
Coty, Inc. (Class A Stock)	56,000	288,960
Estee Lauder Cos., Inc. (The) (Class A Stock)	39,200	6,246,128
		6,535,088
Pharmaceuticals — 5.0%
Allergan PLC	57,956	10,264,008
Bristol-Myers Squibb Co.	412,340	22,983,831
Eli Lilly & Co.	148,700	20,627,664
Johnson & Johnson(a)	462,996	60,712,665
Merck & Co., Inc.	447,903	34,461,657
Mylan NV*	91,500	1,364,265
Perrigo Co. PLC	23,900	1,149,351
Pfizer, Inc.	973,523	31,775,791
Zoetis, Inc.	84,200	9,909,498
		193,248,730
Professional Services — 0.3%
Equifax, Inc.	21,400	2,556,230
IHS Markit Ltd.	70,400	4,224,000
Nielsen Holdings PLC	62,900	788,766
Robert Half International, Inc.(a)	21,600	815,400
Verisk Analytics, Inc.	28,800	4,014,144
		12,398,540
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	58,800	2,217,348
Road & Rail — 1.0%
CSX Corp.	136,672	7,831,306
J.B. Hunt Transport Services, Inc.(a)	15,100	1,392,673
Kansas City Southern(a)	17,500	2,225,650
Norfolk Southern Corp.(a)	46,000	6,716,000
Old Dominion Freight Line, Inc.	17,250	2,264,235
Union Pacific Corp.	122,300	17,249,192
		37,679,056
Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices, Inc.*	205,800	9,359,784
Analog Devices, Inc.	65,223	5,847,242
Applied Materials, Inc.(a)	162,100	7,427,422
Broadcom, Inc.(a)	69,920	16,578,032
Intel Corp.(a)	765,200	41,412,624
KLA Corp.	27,900	4,010,346
Lam Research Corp.	25,500	6,120,000
Maxim Integrated Products, Inc.	47,500	2,308,975
Microchip Technology, Inc.(a)	42,000	2,847,600
Micron Technology, Inc.*	194,200	8,168,052
NVIDIA Corp.(a)	107,650	28,376,540
Qorvo, Inc.*	21,286	1,716,290
QUALCOMM, Inc.	201,150	13,607,798
Skyworks Solutions, Inc.	30,400	2,717,152
Texas Instruments, Inc.	164,600	16,448,478
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Xilinx, Inc.	44,200	$3,444,948
		170,391,283
Software — 8.4%
Adobe, Inc.*	85,175	27,106,092
ANSYS, Inc.*	15,100	3,510,297
Autodesk, Inc.*	38,670	6,036,387
Cadence Design Systems, Inc.*	49,700	3,282,188
Citrix Systems, Inc.	20,800	2,944,240
Fortinet, Inc.*	25,400	2,569,718
Intuit, Inc.	46,000	10,580,000
Microsoft Corp.(a)	1,342,030	211,651,551
NortonLifeLock, Inc.	102,411	1,916,110
Oracle Corp.	381,195	18,423,154
Paycom Software, Inc.*	8,700	1,757,487
salesforce.com, Inc.*	156,100	22,475,278
ServiceNow, Inc.*	33,300	9,543,114
Synopsys, Inc.*	26,400	3,400,056
		325,195,672
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	12,560	1,172,099
AutoZone, Inc.*	4,280	3,620,880
Best Buy Co., Inc.	41,025	2,338,425
CarMax, Inc.*	29,100	1,566,453
Gap, Inc. (The)(a)	37,187	261,796
Home Depot, Inc. (The)	191,969	35,842,532
L Brands, Inc.(a)	41,796	483,162
Lowe’s Cos., Inc.	135,275	11,640,414
O’Reilly Automotive, Inc.*	13,360	4,022,028
Ross Stores, Inc.	63,700	5,539,989
Tiffany & Co.	19,000	2,460,500
TJX Cos., Inc. (The)	214,100	10,236,121
Tractor Supply Co.	21,200	1,792,460
Ulta Beauty, Inc.*	10,400	1,827,280
		82,804,139
Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	734,705	186,828,134
Hewlett Packard Enterprise Co.	232,166	2,254,332
HP, Inc.	259,966	4,513,010
NetApp, Inc.	41,200	1,717,628
Seagate Technology PLC	41,100	2,005,680
Western Digital Corp.	52,168	2,171,232
Xerox Holdings Corp.	32,902	623,164
		200,113,180
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.*	26,500	285,935
Hanesbrands, Inc.	62,100	488,727
NIKE, Inc. (Class B Stock)	219,400	18,153,156
PVH Corp.	13,300	500,612
Ralph Lauren Corp.	9,200	614,836
Tapestry, Inc.	50,300	651,385
Under Armour, Inc. (Class A Stock)*	34,300	315,903
Under Armour, Inc. (Class C Stock)*	33,303	268,422

A6

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
VF Corp.	57,444	$3,106,572
		24,385,548
Tobacco — 0.8%
Altria Group, Inc.	329,300	12,734,031
Philip Morris International, Inc.	273,800	19,976,448
		32,710,479
Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	100,600	3,143,750
United Rentals, Inc.*(a)	13,740	1,413,846
W.W. Grainger, Inc.	7,820	1,943,270
		6,500,866
Water Utilities — 0.1%
American Water Works Co., Inc.	31,800	3,802,008
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.*(a)	55,600	4,664,840

Total Common Stocks (cost $1,387,987,258)		3,772,411,245
Exchange-Traded Funds — 0.4%
iShares Core S&P 500 ETF(a)	37,900	9,793,360
SPDR S&P 500 ETF Trust(a)	14,000	3,608,500

Total Exchange-Traded Funds (cost $13,988,468)		13,401,860

Total Long-Term Investments (cost $1,401,975,726)		3,785,813,105
Short-Term Investments — 20.9%
Affiliated Mutual Funds — 20.7%
PGIM Core Ultra Short Bond Fund(w)	64,623,434	64,623,434
PGIM Institutional Money Market Fund (cost $736,090,198; includes $735,654,389 of cash collateral for securities on loan)(b)(w)	737,864,695	736,684,111

Total Affiliated Mutual Funds (cost $800,713,632)		801,307,545

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(k)(n) — 0.2%
U.S. Treasury Bills
0.000%	09/17/20	1,000	$999,614
0.106%	06/18/20	7,050	7,048,399

Total U.S. Treasury Obligations (cost $8,048,381)			8,048,013

Total Short-Term Investments (cost $808,762,013)			809,355,558

TOTAL INVESTMENTS—119.0% (cost $2,210,737,739)			4,595,168,663

Liabilities in excess of other assets(z) — (19.0)%			(735,049,443)

Net Assets — 100.0%			$3,860,119,220

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $709,335,491; cash collateral of $735,654,389 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
565	S&P 500 E-Mini Index	Jun. 2020	$72,594,025	$2,877,215
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7